Share-based payments - Summary of valuation for each tranche of options (Detail)	12 Months Ended
	Jun. 30, 2021 USD ($) yr $ / shares	Jun. 30, 2020 $ / shares
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/09/2016	05/09/2016
Expiry date	Sep. 05, 2021	Sep. 05, 2021
Share price at Grant Date	$ 0.105
Exercise price	$ 1.630	$ 1.630
Volatility (%)	122.00%
Remaining Option Life | yr	1.16
Risk free Rate	1.60%
Fair value per option | $	$ 0.840
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/10/2016	12/10/2016
Expiry date	Oct. 17, 2021	Oct. 17, 2021
Share price at Grant Date	$ 0.098
Exercise price	$ 1.560	$ 1.560
Volatility (%)	122.00%
Remaining Option Life | yr	1.29
Risk free Rate	1.89%
Fair value per option | $	$ 0.780
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	31/10/2016	31/10/2016
Expiry date	Nov. 01, 2021	Nov. 01, 2021
Share price at Grant Date	$ 0.090
Exercise price	$ 1.380	$ 1.380
Volatility (%)	122.00%
Remaining Option Life | yr	1.20
Risk free Rate	1.87%
Fair value per option | $	$ 0.720
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	21/11/2016	21/11/2016
Expiry date	Nov. 23, 2021	Nov. 23, 2021
Share price at Grant Date	$ 0.092
Exercise price	$ 1.380	$ 1.380
Volatility (%)	122.00%
Remaining Option Life | yr	1.20
Risk free Rate	2.10%
Fair value per option | $	$ 0.730
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	07/08/2017	07/08/2017
Expiry date	Aug. 07, 2022	Aug. 07, 2022
Share price at Grant Date	$ 0.430
Exercise price	$ 0.670	$ 0.670
Volatility (%)	74.50%
Remaining Option Life | yr	2.08
Risk free Rate	1.95%
Fair value per option | $	$ 0.206
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	05/02/2018	05/02/2018
Expiry date	Feb. 05, 2023	Feb. 05, 2023
Share price at Grant Date	$ 0.500
Exercise price	$ 0.780	$ 0.780
Volatility (%)	74.50%
Remaining Option Life | yr	2.58
Risk free Rate	1.95%
Fair value per option | $	$ 0.200
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2019	04/01/2019
Expiry date	Jan. 04, 2024	Jan. 04, 2024
Share price at Grant Date	$ 0.340
Exercise price	$ 0.492	$ 0.492
Volatility (%)	74.50%
Remaining Option Life | yr	3.50
Risk free Rate	1.95%
Fair value per option | $	$ 0.140
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/11/2019	13/11/2019
Expiry date	Jan. 04, 2024	Jan. 04, 2024
Share price at Grant Date	$ 0.410
Exercise price	$ 0.492	$ 0.492
Volatility (%)	74.50%
Remaining Option Life | yr	4.20
Risk free Rate	1.95%
Fair value per option | $	$ 0.180
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	13/01/2020	13/01/2020
Expiry date	Jan. 13, 2025	Jan. 13, 2025
Share price at Grant Date	$ 0.620
Exercise price	$ 0.881	$ 0.881
Volatility (%)	74.50%
Remaining Option Life | yr	4.50
Risk free Rate	1.95%
Fair value per option | $	$ 0.340
Tranche 20 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Nov. 09, 2024
Share price at Grant Date	$ 0.890
Exercise price	$ 1.132
Volatility (%)	90.00%
Remaining Option Life | yr	2.10
Risk free Rate	0.10%
Fair value per option | $	$ 0.379
Tranche 21 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Nov. 09, 2024
Share price at Grant Date	$ 0.890
Exercise price	$ 1.132
Volatility (%)	90.00%
Remaining Option Life | yr	2.30
Risk free Rate	0.10%
Fair value per option | $	$ 0.403
Tranche 22 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Nov. 09, 2024
Share price at Grant Date	$ 0.890
Exercise price	$ 1.132
Volatility (%)	90.00%
Remaining Option Life | yr	2.60
Risk free Rate	0.10%
Fair value per option | $	$ 0.425
Tranche 23 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Nov. 09, 2024
Share price at Grant Date	$ 0.890
Exercise price	$ 1.132
Volatility (%)	90.00%
Remaining Option Life | yr	2.80
Risk free Rate	0.10%
Fair value per option | $	$ 0.446
Tranche 24 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Jan. 13, 2025
Share price at Grant Date	$ 0.890
Exercise price	$ 0.881
Volatility (%)	90.00%
Remaining Option Life | yr	2.20
Risk free Rate	0.10%
Fair value per option | $	$ 0.450
Tranche 25 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Jan. 13, 2025
Share price at Grant Date	$ 0.890
Exercise price	$ 0.881
Volatility (%)	90.00%
Remaining Option Life | yr	2.70
Risk free Rate	0.10%
Fair value per option | $	$ 0.490
Tranche 26 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Jan. 13, 2025
Share price at Grant Date	$ 0.890
Exercise price	$ 0.881
Volatility (%)	90.00%
Remaining Option Life | yr	3.20
Risk free Rate	0.10%
Fair value per option | $	$ 0.520
Tranche 27 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/11/2020
Expiry date	Jan. 13, 2025
Share price at Grant Date	$ 0.890
Exercise price	$ 0.881
Volatility (%)	90.00%
Remaining Option Life | yr	3.70
Risk free Rate	0.10%
Fair value per option | $	$ 0.550
Tranche 28 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021
Expiry date	Jan. 04, 2025
Share price at Grant Date	$ 1.185
Exercise price	$ 1.169
Volatility (%)	90.00%
Remaining Option Life | yr	2.50
Risk free Rate	0.19%
Fair value per option | $	$ 0.520
Tranche 29 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021
Expiry date	Jan. 04, 2025
Share price at Grant Date	$ 1.185
Exercise price	$ 1.169
Volatility (%)	90.00%
Remaining Option Life | yr	3.00
Risk free Rate	0.19%
Fair value per option | $	$ 0.576
Tranche 30 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021
Expiry date	Jan. 04, 2025
Share price at Grant Date	$ 1.185
Exercise price	$ 1.169
Volatility (%)	90.00%
Remaining Option Life | yr	3.50
Risk free Rate	0.19%
Fair value per option | $	$ 0.627
Tranche 31 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/01/2021
Expiry date	Jan. 04, 2025
Share price at Grant Date	$ 1.185
Exercise price	$ 1.169
Volatility (%)	90.00%
Remaining Option Life | yr	4.00
Risk free Rate	0.19%
Fair value per option | $	$ 0.671